Restructuring Activities - Summary of Changes in Liabilities for Restructuring Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 67	$ 65	$ 75
Charges	84	84	61
Payments	(82)	(82)	(70)
Non-cash charges and other adjustments	(5)		2
Effect of foreign currency translation			(3)
Ending Balance	64	67	65
Transformation Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		2	46
Charges			(9)
Payments		(2)	(37)
Non-cash charges and other adjustments			3
Effect of foreign currency translation			(1)
Ending Balance			2
Productivity Initiatives and Legacy Programs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	67	63	29
Charges	84	84	70
Payments	(82)	(80)	(33)
Non-cash charges and other adjustments	(5)		(1)
Effect of foreign currency translation			(2)
Ending Balance	$ 64	$ 67	$ 63